Expense Example, No Redemption (Vanguard U.S. Growth Fund Retail)	Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)	Vanguard U.S. Growth Fund Vanguard U.S. Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	45	31
3 YEAR	141	97
5 YEAR	246	169
10 YEAR	555	381